Subsequent events (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Redeemed Preferred Securities

The following table describes the details of the redeemed preferred securities:

Issuer	Aggregate redemption amount	Reason for the redemption
(in millions)
Mizuho Capital Investment (JPY) 3 Limited	Series A ¥249,500	Arrival of optional redemption date
Mizuho Capital Investment (JPY) 3 Limited	Series B ¥53,500	Arrival of optional redemption date